Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Finance Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains (Losses) From Operating Activities In The Statement Of Income Of Expenses, Included According To Their Nature
Interest expense from bank borrowings and overdrafts	$ (5,485)	$ (3,890)	$ (3,065)
Interest expense from bonds	(162,258)	(106,871)	(108,387)
Interest expense from loans	(84,821)	(55,926)	(2,098)
Reversal of capitalized interest expenses	67,126	43,331	24,708
Financial expenses for restoration and rehabilitation provisions	2,103	2,368	9,357
Interest on lease agreement	(2,820)	(2,038)	(1,226)
Loss on debt redemption and extinguishment	(982)	0	0
Other finance costs	(10,407)	(15,376)	(5,940)
Total	$ (197,544)	$ (138,402)	$ (86,651)